CONSOLIDATED STATEMENT OF CASH FLOWS (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Net income	$ 235.6	$ 181.7	$ 249.9
Net income from discontinued operations	0	0	3.2
Net income from continuing operations	235.6	181.7	246.7
Cash Flows from Operating Activities
Depreciation and amortization	188.0	162.8	140.7
Amortization of deferred loan charges	6.2	5.2	7.7
Amortization of unfavorable contracts	0	0	(23.3)
Amortization of CIRR gain	0	0	(3.2)
Amortization of mobilization revenue	(16.8)	(10.7)	(16.7)
Amortization of mobilization cost	7.1	0	0
Amortization of deferred revenue	(11.9)	(1.6)	0
Amortization of tax assets	9.1	9.1	(80.1)
Proceeds from mobilization fees	52.5	24.0	0
Payments for long-term maintenance	(96.4)	(49.6)	(38.4)
Unrealized loss related to derivative financial instruments	(13.0)	12.2	47.7
Unrealized foreign exchange gain	(9.7)	0	(3.1)
Share based payments expense	0.5	0.8	0.7
Deferred income tax expense	20.0	8.4	(52.1)
Gain on disposal of fixed assets	(0.2)	(0.1)	0
Changes in operating assets and liabilities
Trade accounts receivable	(9.8)	(58.0)	(1.1)
Trade accounts payable	4.8	(17.3)	3.8
Change in amounts due from / to related party	89.4	(133.4)	(4.7)
Other receivables and other assets	13.0	5.0	(32.4)
Tax payable	(10.4)	(40.3)	(39.5)
Other liabilities	(6.8)	166.0	80.8
Other, net	0	0	36.3
Net cash provided by continuing operations	425.2	254.2	334.6
Net cash provided by discontinued operations	0	0	60.5
Net cash provided by operations	425.2	254.2	395.1
Cash Flows from Investing Activities
Additions to newbuilding	(64.2)	(195.1)	(453.2)
Additions to rigs and equipment	(36.9)	(31.5)	(36.8)
Additions to other fixed assets	(1.4)	(0.9)	0
Proceeds from sale of other fixed assets	0.2	0.1	0
Loan to related party	0	(180.0)	0
Proceeds from settlement of related party loan	0	180.0	0
Change in restricted cash	(1.6)	(11.4)	99.6
Net cash used in investing activities from continuing operations	(103.9)	(238.8)	(390.4)
Net cash used in investing activities by discontinued operations	0	0	(2.1)
Net cash used in investing activities	(103.9)	(238.8)	(392.5)
Cash Flows from Financing Activities
Repayments of debt	(246.7)	(166.7)	(1,668.6)
Proceeds from debt	250.6	0	2,102.6
Debt fees paid	0	0	(30.6)
Proceeds from related party loan	193.5	0	0
Changes in owner`s equity and repayment of owner`s funding	0	0	(541.0)
Repayment of related party loan	(21.6)	0	0
Proceeds from issuance of equity, net of issuance cost	0	147.3	418.1
Purchase of treasury shares	0	0	18.7
Dividends paid	(205.4)	(197.7)	(73.7)
Net cash used in/(provided by) financing activities from continuing operations	(334.0)	(64.6)	199.6
Net cash provided used in financing activities by discontinued operations	0	0	(101.1)
Net cash used in/(provided by) financing activities	(334.0)	(64.6)	98.5
Effect of exchange rate changes on cash and cash equivalents	(1.6)	0.2	(0.1)
Net increase decrease in cash and cash equivalents from discontinued operations	0	0	(42.7)
Net (decrease)/increase in cash and cash equivalents	(14.3)	(49.0)	143.7
Cash and cash equivalents at beginning of the period	98.4	147.4	3.7
Cash and cash equivalents at the end of period	84.1	98.4	147.4
Supplementary disclosure of cash flow information
Interest paid, net of capitalized interest	82.9	97.6	69.9
Taxes paid	9.0	66.0	102.9
Majority Shareholder
Cash Flows from Financing Activities
Proceeds from related party loan	355.0	682.5	122.4
Repayment of related party loan	$ (659.4)	$ (530.0)	$ (110.9)